UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-22227

IndexIQ ETF Trust

(Exact name of registrant as specified in charter)

800 Westchester Ave., Suite N-611	Rye Brook, NY 10573

(Address of principal executive offices)	(Zip code)

Adam S. Patti
IndexIQ Advisors LLC
800 Westchester Ave., Suite N-611
Rye Brook, NY 10573

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-934-0777

Date of fiscal year end: April 30

Date of reporting period: July 31, 2010

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Schedules of Investments -
IQ Hedge Multi-Strategy Tracker ETF

July 31, 2010 (unaudited)

	Shares	Value

Investment Companies - 91.2%
Aggregate Bond Fund - 23.7%
iShares Barclays Aggregate Bond Fund	123,169	$13,294,862
SPDR Barclays Capital Aggregate Bond ETF	4,287	245,088
Vanguard Total Bond Market ETF	105,284	8,617,495

Total Aggregate Bond Fund		22,157,445

Commodity Fund - 3.0%
PowerShares DB Commodity Index Tracking Fund*	122,363	2,800,889

Corporate Bond Fund - 18.1%
iShares Barclays Credit Bond Fund	7,359	780,496
iShares iBoxx $ Investment Grade Corporate Bond Fund	146,541	16,163,472

Total Corporate Bond Fund		16,943,968

Currency Harvest Fund - 7.4%
PowerShares DB G10 Currency Harvest Fund*	300,244	6,938,639

Emerging Equity Fund - 18.1%
iShares MSCI Emerging Markets Index Fund	237,469	9,831,217
Vanguard Emerging Markets ETF	169,130	7,081,473

Total Emerging Equity Fund		16,912,690

High Yield Bond Fund - 10.0%
iShares iBoxx $ High Yield Corporate Bond Fund	58,265	5,163,444
SPDR Barclays Capital High Yield Bond ETF	106,628	4,204,342

Total High Yield Bond Fund		9,367,786

International Bond Fund - 0.7%
iShares JPMorgan USD Emerging Markets Bond Fund	2,993	322,945
PowerShares Emerging Markets Sovereign Debt Portfolio	4,717	127,500
SPDR Barclays Capital International Treasury Bond ETF	3,930	223,892

Total International Bond Fund		674,337

Small Cap Fund - 8.6%
iShares Russell 2000 Index Fund	123,277	8,020,402

Treasury Inflation-Protected Security - 1.6%
iShares Barclays US Treasury Inflation Protected Securities Fund	14,578	1,550,662

Total Investment Companies - 91.2%
(Cost $80,145,924)		$85,366,818

Other Assets in Excess of Liabilities - 8.8%(a)		8,198,219

Net Assets - 100.0%		$93,565,037

*	Non-income producing securities.
(a)	Other Assets in Excess of Liabilities includes net unrealized depreciation on future and swap contracts.

ETF- Exchange Traded Fund

Schedules of Investments -
IQ Hedge Multi-Strategy Tracker ETF (continued)

July 31, 2010 (unaudited)

Open futures contracts outstanding at July 31, 2010:

		Expiration Date	Number of Contracts	Value at Trade Date	Value at July 31, 2010	Unrealized Depreciation
Type	Broker
E-Mini MSCI
EAFE Index	Morgan	September
Future	Stanley	2010	(172)	$(11,911,936)	$(12,654,900)	$(742,964)

Cash held as collateral with broker for futures contracts was $1,774,430 at July 31, 2010.

Swap contracts outstanding at July 31, 2010:

Total Return Benchmark	Annual Financing Rate	Expiration Date	Notional Amount	Unrealized Depreciation
iShares Dow Jones Real Estate	-1.10%	7/6/2011	(5,254,897)	(650,524)

Cash held as collateral with broker for swap contracts was $1,858,394 at July 31, 2010.
Morgan Stanley acts as the counterparty to the total return swap contract listed above. The Fund either receives fees from, or pay fees to, the counterparty, depending upon the total return of the benchmark, and the agreed-upon financing rate.

Schedules of Investments -
IQ Hedge Macro Tracker ETF

July 31, 2010 (unaudited)

	Shares	Value
Investment Companies - 93.5%

Commodity Fund - 4.2%
PowerShares DB Commodity Index Tracking Fund*	29,213	$668,686

Corporate Bond Fund - 42.4%
iShares Barclays Credit Bond Fund	2,976	315,634
iShares iBoxx $ Investment Grade Corporate Bond Fund	58,946	6,501,744

Total Corporate Bond Fund		6,817,378

Currency Harvest Fund - 5.7%
PowerShares DB G10 Currency Harvest Fund*	39,263	907,368

Emerging Equity Fund - 19.1%
iShares MSCI Emerging Markets Index Fund	43,117	1,785,044
Vanguard Emerging Markets ETF	30,646	1,283,148

Total Emerging Equity Fund		3,068,192

Euro Fund - 0.5%
CurrencyShares Euro Trust*	549	71,304

International Bond Fund - 1.2%
iShares JPMorgan USD Emerging Markets Bond Fund	880	94,952
PowerShares Emerging Markets Sovereign Debt Portfolio	1,383	37,383
SPDR Barclays Capital International Treasury Bond ETF	1,155	65,800

Total International Bond Fund		198,135

Short-Term Bond Fund - 9.2%
iShares Barclays 1-3 Year Treasury Bond Fund	8,000	673,840
iShares Barclays Short Treasury Bond Fund	2,944	324,429
SPDR Barclays Capital 1-3 Month T-Bill ETF	1,810	82,989
Vanguard Short-Term Bond ETF	4,919	400,554

Total Short-Term Bond Fund		1,481,812

Small Cap Fund - 11.2%
iShares Russell 2000 Index Fund	27,707	1,802,617

Total Investment Companies - 93.5%
(Cost $14,094,780)		$15,015,492

Other Assets in Excess of Liabilities - 6.5%(a)		1,052,073

Net Assets - 100.0%		$16,067,565

*	Non-income producing securities.
(a)	Other Assets in Excess of Liabilities includes net unrealized depreciation on swaps.

ETF- Exchange Traded Fund

Schedules of Investments -
IQ Hedge Macro Tracker ETF

July 31, 2010 (unaudited)

Swap contracts outstanding at July 31, 2010:

Total Return Benchmark	Annual Financing Rate	Expiration Date	Notional Amount	Unrealized Depreciation
iShares Dow Jones Real Estate	-1.11%	7/6/2011	(2,194,568)	(271,895)

Cash held as collateral with broker for swap contracts was $725,974 at July 31, 2010.
Morgan Stanley acts as the counterparty to the total return swap contract listed above. The Fund either receives fees from, or pay fees to, the counterparty, depending upon the total return of the benchmark, and the agreed-upon financing rate.

Schedules of Investments -
IQ Real Return ETF

July 31, 2010 (unaudited)

	Shares	Value
Investment Companies - 99.9%
Currency Fund - 1.3%
CurrencyShares Japanese Yen Trust*	1,027	$117,694

Gold Fund - 8.4%
PowerShares DB Gold Fund*	17,680	741,322

Long-Term Bond - 4.7%
iShares Barclays 20+ Year Treasury Bond Fund	4,062	408,150

Short-Term Bond Fund - 85.5%
iShares Barclays Short Treasury Bond Fund	54,286	5,982,317
SPDR Barclays Capital 1-3 Month T-Bill ETF*	33,041	1,514,930

Total Short-Term Bond Fund		7,497,247

Total Investment Companies - 99.9%
(Cost $8,759,297)		$8,764,413

Other Assets in Excess of Liabilities - 0.1%		7,070

Net Assets - 100.0%		$8,771,483

* Non-income producing securities.

ETF- Exchange Traded Fund

Schedules of Investments -
IQ Global Resources ETF

July 31, 2010 (unaudited)

	Shares	Value
Common Stocks - 90.1%
Australia – 6.0%
Aquila Resources Ltd.*	11,943	$80,005
BHP Billiton Ltd.	3,272	118,835
Coal & Allied Industries Ltd.	3,474	305,049
Lihir Gold Ltd.	14,672	54,057
Macarthur Coal Ltd.	9,426	106,661
New Hope Corp. Ltd.	30,658	130,717
Newcrest Mining Ltd.	2,139	63,337
Whitehaven Coal Ltd.	18,292	89,749

Total Australia		948,410

Belgium - 0.1%
Umicore	664	22,388

Canada - 8.8%
Agnico-Eagle Mines Ltd.	880	49,069
Barrick Gold Corp.	3,555	145,866
Canadian Natural Resources Ltd.	1,637	56,265
Canfor Corp.*	10,986	86,292
Centerra Gold, Inc.*	3,826	48,180
Eldorado Gold Corp.	2,970	48,157
Enbridge, Inc.	598	29,054
EnCana Corp.	831	25,359
Goldcorp, Inc.	2,626	102,750
IAMGOLD Corp.	2,675	42,101
Kinross Gold Corp.	3,272	53,593
New Gold, Inc.*	5,144	25,372
Pan American Silver Corp.	1,675	38,494
Red Back Mining, Inc.*	1,853	46,813
Silver Wheaton Corp.*	2,482	46,727
Sino-Forest Corp.*	18,548	285,077
Suncor Energy, Inc.	1,893	62,288
Teck Resources Ltd. Class B	979	34,400
TransCanada Corp.	761	26,843
West Fraser Timber Co., Ltd.	3,066	103,981
Yamana Gold, Inc.	4,590	43,095

Total Canada		1,399,776

Finland - 4.2%
M-real Oyj Class B*	22,354	85,039
UPM-Kymmene Oyj	39,831	578,075

Total Finland		663,114

France - 7.2%
GDF Suez	2,516	83,552
Suez Environnement Co.	19,527	363,280
Total SA	3,402	171,568
Veolia Environnement	19,683	522,476

Total France		1,140,876

Hong Kong - 2.4%
CNOOC Ltd.	63,803	107,470

Schedules of Investments -
IQ Global Resources ETF (continued)

July 31, 2010 (unaudited)

	Shares	Value
Common Stocks (continued)
Hong Kong (continued)
Hong Kong & China Gas Co. Ltd.	10,000	$24,983
Lee & Man Paper Manufacturing Ltd.	349,000	256,624

Total Hong Kong		389,077

Ireland - 0.3%
Kerry Group PLC Class A	1,568	49,844

Italy - 0.8%
Eni SpA	5,800	118,557

Japan – 3.9%
Ajinomoto Co., Inc.	1,552	14,668
Hokuetsu Kishu Paper Co., Ltd.	16,500	81,110
Itoham Foods, Inc.	9,000	33,233
Maruha Nichiro Holdings, Inc.	13,000	20,702
Mitsubishi Materials Corp.*	10,000	26,540
Nippon Meat Packers, Inc.	11,312	148,416
Nippon Paper Group, Inc.	8,790	233,595
Nisshin Seifun Group, Inc.	1,000	12,197
NISSIN FOODS HOLDINGS CO., LTD.	400	13,963
Sumitomo Metal Mining Co., Ltd.	2,000	26,541
Yamazaki Baking Co., Ltd.	1,000	12,636

Total Japan		623,601

Netherlands - 2.1%
CSM	592	17,168
New World Resources NV Class A*	9,798	116,006
Nutreco Holding NV	1,658	100,150
Schlumberger Ltd.	1,579	94,203

Total Netherlands		327,527

Norway - 0.6%
Statoil ASA	4,618	93,374

Singapore - 1.5%
Golden Agri-Resources Ltd.	97,000	41,025
Indofood Agri Resources Ltd.*	13,000	22,184
Olam International Ltd.	22,000	45,471
Straits Asia Resources Ltd.	50,161	76,373
Wilmar International Ltd.	12,003	55,267

Total Singapore		240,320

Spain - 0.4%
Ebro Foods SA	2,381	41,566
Sociedad General de Aguas de Barcelona SA Class A*	1,111	28,615

Total Spain		70,181

Schedules of Investments -
IQ Global Resources ETF (continued)

July 31, 2010 (unaudited)

	Shares	Value

Common Stocks (continued)
Sweden - 4.8%
Boliden AB	1,527	$18,132
Holmen AB B Shares	4,759	124,739
Sandvik AB	47,991	618,992

Total Sweden		761,863

Switzerland - 1.2%
Barry Callebaut AG*	44	27,693
Lindt & Spruengli AG	10	22,404
Sulzer AG	1,368	141,213

Total Switzerland		191,310

United Kingdom - 10.8%
Anglo American PLC*	1,492	58,988
Antofagasta PLC	2,014	31,163
Associated British Foods PLC	1,905	30,640
BG Group PLC	3,361	53,768
BP PLC	27,034	171,871
Centrica PLC	5,963	28,380
Cranswick PLC	1,363	18,624
Eurasian Natural Resources Corp. PLC	2,178	30,920
Kazakhmys PLC	2,536	48,295
Northumbrian Water Group PLC	16,753	87,159
Pennon Group PLC	11,372	105,077
Petropavlovsk PLC	2,890	45,713
Randgold Resources Ltd.	544	48,817
Rio Tinto PLC	1,580	81,768
Royal Dutch Shell PLC Class A	5,058	139,237
Severn Trent PLC	9,401	192,870
Tate & Lyle PLC	3,804	26,773
United Utilities Group PLC	27,127	248,529
Vedanta Resources PLC	1,304	49,850
Weir Group PLC	8,341	153,227
Xstrata PLC	3,507	55,774

Total United Kingdom		1,707,443

United States - 35.0%
Alpha Natural Resources, Inc.*	4,486	171,948
American Water Works Co., Inc.	7,040	150,515
Aqua America, Inc.	4,392	85,600
Arch Coal, Inc.	6,020	142,614
Archer-Daniels-Midland Co.	1,401	38,331
Bucyrus International, Inc. Class A	2,999	186,598
Bunge Ltd.	329	16,335
Chesapeake Energy Corp.	797	16,761
Chevron Corp.	2,929	223,219
ConAgra Foods, Inc.	1,224	28,739
ConocoPhillips	2,181	120,435
CONSOL Energy, Inc.	9,168	343,617
Corn Products International, Inc.	688	22,938
Devon Energy Corp.	375	23,434
Domtar Corp.	3,253	190,301
EOG Resources, Inc.	281	27,398
Exxon Mobil Corp.	7,466	445,571
Flowers Foods, Inc.	844	20,450
Flowserve Corp.	2,239	222,019
Freeport-McMoRan Copper & Gold, Inc.	635	45,428

Schedules of Investments -
IQ Global Resources ETF (continued)

July 31, 2010 (unaudited)

	Shares	Value

Common Stocks (continued)
United States (continued)
General Mills, Inc.	1,401	$47,914
Halliburton Co.	1,081	32,300
Hershey Co.	534	25,098
Hess Corp.	400	21,436
Hormel Foods Corp.	6,342	272,199
IDEX Corp.	2,603	83,739
ITT Corp.	7,341	345,908
J.M. Smucker Co.	409	25,125
Joy Global, Inc.	4,132	245,317
Kellogg Co.	778	38,939
Kraft Foods, Inc. Class A	2,683	78,370
Marathon Oil Corp.	785	26,258
Massey Energy Co.	4,116	125,867
McCormick & Co., Inc.	913	35,908
MeadWestvaco Corp.	13,194	316,128
National Oilwell Varco, Inc.	515	20,167
Newmont Mining Corp.	1,455	81,334
Occidental Petroleum Corp.	1,194	93,048
Peabody Energy Corp.	10,871	490,826
Pentair, Inc.	3,981	136,150
Royal Gold, Inc.	590	26,037
Sara Lee Corp.	1,938	28,663
Seaboard Corp.	26	39,468
Smithfield Foods, Inc.*	7,924	112,917
Southwestern Energy Co.*	431	15,710
Titanium Metals Corp.*	1,023	22,649
Tyson Foods, Inc. Class A	14,554	254,841

Total United States		5,564,567

Total Common Stocks - 90.1%
(Cost $14,039,876)		$14,312,228

Other Assets in Excess of Liabilities - 9.9%(a)		1,568,582

Net Assets - 100.0%		$15,880,810

Schedules of Investments -
IQ Global Resources ETF (continued)

July 31, 2010 (unaudited)

Industry	Value	% of Net Assets
Coal	$3,230,339	20.3%
Water	2,866,377	18.1
Energy	2,352,509	14.8
Timber	2,340,961	14.7
Livestock	1,000,550	6.3
Precious Metals	1,009,512	6.4
Grains, Food & Fiber	840,309	5.3
Industrial Metals	671,671	4.2

Total Common Stocks	$14,312,228	90.1
Other Assets in Excess of Liabilities(a)	1,568,582	9.9

Total Net Assets	$15,880,810	100.0%

*	Non-income producing securities.
(a)	Other Assets in Excess of Liabilities includes net unrealized depreciation on futures contracts.

Open futures contracts outstanding at July 31, 2010:

Type	Broker	Expiration Date	Number of Contracts	Value at Trade Date	Value at July 31, 2010	Unrealized Depreciation
E-Mini MSCI EAFE	Morgan	September
Index Future	Stanley	2010	(20)	$(1,417,178)	$(1,471,500)	$(54,322)
S&P500 E-Mini	Morgan	September
Future	Stanley	2010	(28)	(1,497,187)	(1,537,620)	(40,433)

						$(94,755)

Cash held as collateral with broker for futures contracts was $294,860 at July 31, 2010.

Schedules of Investments -
IQ Merger Arbitrage ETF

July 31, 2010 (unaudited)

	Shares	Value
Common Stocks - 57.6%
Basic Materials - 7.6%
Airgas, Inc.	31,645	$2,066,102

Capital Goods - 0.6%
Chloride Group PLC	12,490	72,980
Stanley, Inc.*	2,542	94,944

Total Capital Goods		167,924

Communication Services - 9.5%
Qwest Communications International, Inc.	441,862	2,500,939
RCN Corp.*	5,300	79,182

Total Communication Services		2,580,121

Consumer Cyclicals - 1.3%
Arriva PLC	14,383	173,444
Cornell Cos., Inc.*	2,413	67,395
Transurban Group	26,829	108,806

Total Consumer Cyclicals		349,645

Consumer Staples - 3.5%
British Sky Broadcasting Group PLC	66,330	738,583
Casey’s General Stores, Inc.	5,585	213,626

Total Consumer Staples		952,209

Energy - 17.6%
Mariner Energy, Inc.*	61,078	1,459,154
Smith International, Inc.	80,321	3,331,715

Total Energy		4,790,869

Financials – 5.3%
Dollar Thrifty Automotive Group, Inc.*	26,212	1,307,192
GLG Partners, Inc.*	29,515	130,161

		1,437,353

Health Care - 2.4%
Eclipsys Corp.*	15,238	300,341
Odyssey Healthcare, Inc.*	3,922	104,953
Talecris Biotherapeutics Holdings Corp.*	11,806	260,086

Total Health Care		665,380

Technology - 2.2%
Novell, Inc.*	87,291	527,238
Virage Logic Corp.*	5,537	66,167

Total Technology		593,405

Transportation - 2.0%
Continental Airlines, Inc., Class B*	21,437	536,354

Utilities – 5.6%
Allegheny Energy, Inc.	56,540	1,289,112
Mirant Corp.*	22,885	251,048

Total Utilities		1,540,160

Schedules of Investments -
IQ Merger Arbitrage ETF (continued)

July 31, 2010 (unaudited)

	Shares	Value
Total Common Stocks - 57.6%
(Cost $15,582,754)		$15,679,522

Other Assets in Excess of Liabilities - 42.4%(a)		11,551,740

Net Assets - 100.0%		$27,231,262

*	Non-income producing securities.
(a)	Other Assets in Excess of Liabilities includes net unrealized depreciation on futures contracts.

Open futures contracts outstanding at July 31, 2010:

Type	Broker	Expiration Date	Number of Contracts	Value at Trade Date	Value at July 31, 2010	Unrealized Depreciation
E-Mini MSCI EAFE	Morgan	September
Index Future	Stanley	2010	(36)	$(2,541,590)	$(2,648,700)	$(107,110)
S&P 500 E-Mini	Morgan	September
Future	Stanley	2010	(51)	(2,802,750)	(2,800,665)	2,085

						$(105,025)

Cash held as collateral with broker for futures contracts was $517,500 at July 31, 2010.

Schedules of Investments -
IQ Australia Small Cap ETF

July 31, 2010 (unaudited)

	Shares	Value
Common Stocks - 99.9%
Basic Materials - 32.2%
Adelaide Brighton Ltd.	43,509	$124,855
Andean Resources Ltd.*	32,659	109,389
Aquarius Platinum Ltd.*	41,298	177,205
Aquila Resources Ltd.*	12,932	86,630
Atlas Iron Ltd.*	34,274	62,363
Avoca Resources Ltd.*	19,620	46,712
Brockman Resources Ltd.*	9,361	26,270
Centennial Coal Co., Ltd.	35,083	189,918
Coal of Africa Ltd.*	26,072	43,191
CuDeco Ltd.*	11,068	46,490
Extract Resources Ltd.*	8,412	50,944
Gindalbie Metals Ltd.*	36,563	32,106
Gloucester Coal Ltd.*	3,952	44,541
Iluka Resources Ltd.*	37,408	186,250
Independence Group NL	10,027	50,831
Kingsgate Consolidated Ltd.	8,053	71,296
Lynas Corp., Ltd.*	144,415	99,356
Macarthur Coal Ltd.	11,301	127,878
Macmahon Holdings Ltd.*	55,230	29,498
Medusa Mining Ltd.*	11,576	40,659
Minara Resources Ltd.*	31,033	23,036
Mineral Deposits Ltd.*	50,361	35,104
Mirabela Nickel Ltd.*	30,516	58,840
Mount Gibson Iron Ltd.*	57,313	86,125
Murchison Metals Ltd.*	29,917	49,561
Nufarm Ltd.	15,988	55,287
OceanaGold Corp.*	7,632	19,759
OM Holdings Ltd.	25,353	32,361
PanAust Ltd.*	209,951	108,333
Panoramic Resources Ltd.	17,215	38,336
Perseus Mining Ltd.*	30,978	58,610
Riversdale Mining Ltd.*	12,895	119,417
St. Barbara Ltd.*	176,203	47,852
Western Areas NL	12,724	55,864
White Energy Co., Ltd.*	16,772	50,103
Whitehaven Coal Ltd.	15,744	77,247

Total Basic Materials		2,562,217

Capital Goods - 9.9%
Ansell Ltd.	12,109	140,858
Ausenco Ltd.	8,707	18,996
Bradken Ltd.	11,977	83,376
Downer EDI Ltd.	29,576	133,065
Mineral Resources Ltd.	6,191	45,900
Monadelphous Group Ltd.	7,085	86,906
Transfield Services Ltd.	31,654	92,268
UGL Ltd.	14,631	186,750

Total Capital Goods		788,119

Communication Services - 0.5%
TPG Telecom Ltd.	25,097	41,008

Consumer Cyclicals - 23.9%
APN News & Media Ltd.	36,222	69,187
Aristocrat Leisure Ltd.*	38,483	118,097

Schedules of Investments -
IQ Australia Small Cap ETF (continued)

July 31, 2010 (unaudited)

	Shares	Value
Common Stocks (continued)
Consumer Cyclicals (continued)
Billabong International Ltd.	18,574	$153,345
Cabcharge Australia Ltd.	9,848	40,117
carsales.com.au Ltd.*	8,886	39,335
CSR Ltd.	138,370	215,446
David Jones Ltd.	44,743	194,417
Flight Centre Ltd.*	4,931	82,848
G.U.D. Holdings Ltd.	5,887	49,828
GWA International Ltd.	26,640	72,830
Hills Industries Ltd.	18,408	36,827
Invocare Ltd.	9,061	49,789
Iress Market Technology Ltd.	8,912	66,558
JB Hi-Fi Ltd.	9,658	167,339
Myer Holdings Ltd.*	51,981	162,343
Navitas Ltd.	17,073	66,922
Pacific Brands Ltd.*	83,256	68,208
SAI Global Ltd.	16,826	60,100
Spotless Group Ltd.	21,769	40,398
West Australian Newspapers Holdings Ltd.	15,096	94,566
Wotif.com Holdings Ltd.	10,531	49,287

Total Consumer Cyclicals		1,897,787

Consumer Staples - 8.9%
Austar United Communications Ltd.*	51,967	44,221
Consolidated Media Holdings Ltd.	22,736	63,803
Crane Group Ltd.	6,894	52,298
Goodman Fielder Ltd.	118,439	143,135
GrainCorp Ltd.	15,297	78,239
Seek Ltd.	29,184	199,990
Ten Network Holdings Ltd.*	82,015	123,988

Total Consumer Staples		705,674

Energy - 5.4%
AWE Ltd.*	47,852	67,576
Beach Energy Ltd.	96,600	58,590
Boart Longyear Group*	41,222	114,188
Eastern Star Gas Ltd.*	57,453	44,728
Energy World Corp., Ltd.*	75,468	31,084
Karoon Gas Australia Ltd.*	12,384	77,578
Linc Energy Ltd.*	22,658	32,715

Total Energy		426,459

Financials - 9.2%
Bank of Queensland Ltd.	18,837	177,002
Bendigo and Adelaide Bank Ltd.	31,295	232,021
Challenger Financial Services Group Ltd.	41,674	132,793
IOOF Holdings Ltd.	16,117	94,980
Southern Cross Media Group Ltd.*	27,261	45,531
Tower Australia Group Ltd.	25,609	50,770

Total Financials		733,097

Health Care - 6.9%
Healthscope Ltd.	28,090	152,571
iSOFT Group Ltd.	62,154	8,158
NIB Holdings Ltd.	46,293	53,222
Pharmaxis Ltd.*	19,478	38,791
Primary Health Care Ltd.	37,314	121,940
Ramsay Health Care Ltd.	10,544	134,966

Schedules of Investments -
IQ Australia Small Cap ETF (continued)

July 31, 2010 (unaudited)

	Shares	Value
Common Stocks (continued)
Health Care (continued)
Sigma Pharmaceuticals Ltd.*	103,077	$40,590

Total Health Care		550,238

Technology - 0.5%
Silex Systems Ltd.*	9,939	41,567

Transportation - 1.0%
Mermaid Marine Australia Ltd.	15,390	37,616
Virgin Blue Holdings Ltd.*	147,117	41,285

Total Transportation		78,901

Utilities - 1.5%
Envestra Ltd.	63,586	29,068
Spark Infrastructure Group	82,292	91,629

Total Utilities		120,697

Total Common Stocks - 99.9%
(Cost $8,875,784)		$7,945,764

Other Assets in Excess of Liabilities - 0.1%		10,375

Net Assets - 100.0%		$7,956,139

*	Non-income producing securities.

Schedules of Investments -
IQ Canada Small Cap ETF

July 31, 2010 (unaudited)

	Shares	Value
Common Stocks - 100.1%
Basic Materials - 50.1%
Alamos Gold, Inc.	8,417	$126,425
Anatolia Minerals Development Ltd.*	8,100	43,412
Anvil Mining Ltd.*	10,900	31,326
Aura Minerals, Inc.*	7,343	27,306
Aurizon Mines Ltd.*	11,766	58,833
B2Gold Corp.*	16,600	27,077
BlackPearl Resources, Inc.*	17,703	53,799
Canfor Corp.*	6,254	49,124
Capstone Mining Corp.*	14,542	35,298
Cascades, Inc.	4,940	33,239
Centerra Gold, Inc.*	11,635	146,518
China Gold Intl Res Corp., Ltd.*	7,399	28,520
Colossus Minerals, Inc.*	6,055	39,683
Consolidated Thompson Iron Mines Ltd.*	13,646	109,173
Denison Mines Corp.*	25,439	38,778
Detour Gold Corp.*	5,957	138,579
Eastern Platinum Ltd.*	50,236	50,726
Equinox Minerals Ltd.*	43,919	198,711
European Goldfields Ltd.*	9,447	65,949
Exeter Resource Corp.*	5,466	31,471
Fronteer Gold, Inc.*	8,872	53,407
Gabriel Resources Ltd.*	15,124	67,694
Gammon Gold, Inc.*	10,187	60,433
Golden Star Resources Ltd.*	19,048	77,675
Grande Cache Coal Corp.*	7,132	38,708
Great Basin Gold Ltd.*	25,028	44,469
Guyana Goldfields, Inc.*	4,763	32,371
Harry Winston Diamond Corp.*	4,524	55,960
HudBay Minerals, Inc.*	10,014	124,646
Inmet Mining Corp.	3,679	179,494
Jaguar Mining, Inc.*	6,185	50,383
Lake Shore Gold Corp.*	15,153	45,755
Lundin Mining Corp.*	38,155	148,182
Mercator Minerals Ltd.*	14,607	27,372
Methanex Corp.	6,816	152,805
Minefinders Corp., Ltd.*	4,838	41,571
Neo Material Technologies, Inc.*	7,118	26,054
Nevsun Resources Ltd.*	10,249	36,719
New Gold, Inc.*	28,807	142,084
North American Palladium Ltd.*	6,967	23,067
Northgate Minerals Corp.*	21,467	63,570
NovaGold Resources, Inc.*	11,723	72,504
Osisko Mining Corp.*	19,106	241,155
Pan American Silver Corp.	7,877	181,027
Quadra FNX Mining Ltd.*	13,941	168,518
Rubicon Minerals Corp.*	11,932	42,633
SEMAFO, Inc.*	19,850	137,608
Sherritt International Corp.	21,730	143,678
Silvercorp Metals, Inc.	12,129	79,608
Taseko Mines Ltd.*	13,752	55,812
Thompson Creek Metals Co., Inc.*	10,331	95,090
Uranium One, Inc.*	43,432	117,652
Ventana Gold Corp.*	4,730	37,704

Schedules of Investments -
IQ Canada Small Cap ETF (continued)

July 31, 2010 (unaudited)

	Shares	Value

Common Stocks (continued)
Basic Materials (continued)
Western Coal Corp.*	13,756	$56,095

Total Basic Materials		4,255,450

Capital Goods - 8.9%
Aecon Group, Inc.	4,012	43,043
ATS Automation Tooling Systems, Inc.*	5,230	33,971
CAE, Inc.	18,900	179,834
Celestica, Inc.*	15,506	137,604
IESI-BFC Ltd.	8,051	181,743
Onex Corp.	6,820	182,361

Total Capital Goods		758,556

Communication Services - 0.5%
Manitoba Telecom Services, Inc.	1,597	42,842

Consumer Cyclicals - 2.7%
Dollarama, Inc.*	2,482	61,836
Great Canadian Gaming Corp.*	4,640	29,058
RONA, Inc.*	9,608	141,515

Total Consumer Cyclicals		232,409

Consumer Staples - 3.4%
Corus Entertainment, Inc. Class B	5,029	94,774
Cott Corp.*	5,980	35,766
Jean Coutu Group, Inc. Class A	8,722	72,404
Russel Metals, Inc.	4,410	83,880

Total Consumer Staples		286,824

Energy - 19.1%
Bankers Petroleum Ltd.*	17,813	129,886
Birchcliff Energy Ltd.*	9,195	89,276
Celtic Exploration Ltd.*	5,200	63,564
Connacher Oil and Gas Ltd.*	31,558	45,654
Crew Energy, Inc.*	5,906	94,615
Ensign Energy Services, Inc.	9,288	114,257
Flint Energy Services Ltd.*	2,596	32,993
Galleon Energy, Inc. Class A*	5,297	19,698
Gran Tierra Energy, Inc.*	17,211	96,420
Ivanhoe Energy, Inc.*	19,649	38,728
Legacy Oil + Gas, Inc. Class A*	7,409	82,942
Nuvista Energy Ltd.	6,537	75,528
OPTI Canada, Inc.*	21,086	33,780
Precision Drilling Corp.*	20,300	153,736
Progress Energy Resources Corp.	15,586	187,798
Questerre Energy Corp. Class A*	17,201	51,271
Savanna Energy Services Corp.	5,921	32,193
Trican Well Service Ltd.	10,605	160,627
UTS Energy Corp.*	35,088	120,940

Total Energy		1,623,906

Financials - 8.2%
AGF Management Ltd. Class B	5,406	78,365
Canadian Western Bank	4,902	123,603

Schedules of Investments -
IQ Canada Small Cap ETF (continued)

July 31, 2010 (unaudited)

	Shares	Value
Common Stocks (continued)
Financials (continued)
Dundee Corp. Class A*	5,026	$58,900
DundeeWealth, Inc.	3,483	46,837
GMP Capital, Inc.	4,567	42,435
Industrial Alliance Insurance and Financial Services, Inc	6,176	195,663
TMX Group, Inc.	5,500	152,138

Total Financials		697,941

Health Care - 3.4%
Biovail Corp.	11,678	254,547
MDS, Inc.*	4,005	37,758

Total Health Care		292,305

Technology - 2.0%
Open Text Corp.*	4,187	165,415

Transportation - 1.8%
Air Canada Class B*	9,985	21,231
WestJet Airlines Ltd.*	10,734	129,336

Total Transportation		150,567

Total Common Stocks - 100.1%
(Cost $8,949,991)		$8,506,215

Liabilities in Excess of Other Assets - (0.1%)		(56,466)

Net Assets - 100.0%		$8,499,749

*	Non-income producing securities.

Schedules of Investments -
IQ South Korea Small Cap ETF

July 31, 2010 (unaudited)

	Shares	Value
Common Stocks - 100.1%

Basic Materials - 17.0%
Capro Corp.*	3,430	$39,864
Dongbu HiTek Co., Ltd.*	3,670	27,950
Dongbu Steel Co., Ltd.	4,090	35,435
Dongjin Semichem Co., Ltd.	3,768	17,836
Dongkuk Industries Co., Ltd.	4,206	19,909
Foosung Co., Ltd.*	7,450	25,787
Han Kuk Carbon Co., Ltd.	2,940	14,239
Hansol Paper Co., Ltd.	5,360	68,185
Korea Kumho Petrochemical Co., Ltd.*	2,411	108,009
KP Chemical Corp.	5,590	53,865
Namhae Chemical Corp.	3,170	43,675
RNL BIO Co., Ltd.*	11,140	35,263
Shinwha Intertek Corp.	2,043	21,413
SKC Co., Ltd.	3,028	70,896
TechnoSemiChem Co., Ltd.	1,073	20,452
Tong Yang Major Corp.*	6,840	13,298

Total Basic Materials		616,076

Capital Goods - 32.2%
Ace Digitech Co., Ltd.*	2,395	47,269
BHI Co., Ltd.	577	10,510
Chabio & Diostech Co., Ltd.*	6,738	51,941
Daeduck Electronics Co.	5,843	36,745
Daeduck GDS Co., Ltd.	2,580	21,437
Digitech Systems Co., Ltd.	1,665	21,040
Dongkuk Structures & Construction Co., Ltd.	3,333	22,735
Dongyang Mechatronics Corp.*	3,250	18,350
Doosan Engineering & Construction Co., Ltd.	5,700	20,549
GAMEHI Co., Ltd.*	8,019	10,201
Hyunjin Materials Co., Ltd.	1,540	23,496
Iljin Electric Co., Ltd.	2,490	22,520
L&F Co., Ltd.	1,154	23,118
Lumens Co., Ltd.*	4,397	43,113
MNTECH Co., Ltd.	3,120	27,954
Namkwang Engineering & Construction Co., Ltd.*	2,330	6,864
NEPES Corp.	2,149	36,511
NK Co., Ltd.	1,190	9,133
Patron Co., Ltd.	2,250	32,616
Poongsan Corp.	4,070	109,054
Pyeong San Co., Ltd.*	1,012	9,367
S&T Dynamics Co., Ltd.	3,370	54,691
Sam Young Electronics Co., Ltd.	1,510	16,592
Sewon Cellontech Co., Ltd.	3,280	13,834
Simm Tech Co., Ltd.*	2,675	24,193
STX Corp.*	4,662	80,585
STX Engine Co., Ltd.	3,080	70,291
STX Metal Co., Ltd.	1,320	12,217
STX Offshore & Shipbuilding Co., Ltd.	10,470	112,835
Sung Kwang Bend Co., Ltd.	2,301	41,913
Taeyoung Engineering & Construction	8,120	32,533
Taihan Electric Wire Co., Ltd.*	4,940	44,887
TK Corp.*	2,320	45,005
Unison Co., Ltd.*	1,831	16,405

Total Capital Goods		1,170,504

Consumer Cyclicals - 17.2%
Hotel Shilla Co., Ltd.	5,015	108,093

Schedules of Investments -
IQ South Korea Small Cap ETF (continued)

July 31, 2010 (unaudited)

	Shares	Value
Common Stocks (continued)

Consumer Cyclicals (continued)
Hwashin Co., Ltd.	2,520	$28,010
Hyundai Greenfood Co., Ltd.	8,360	74,550
Interpark Corp.*	7,352	28,151
Kumho Industrial Co., Ltd.*	49,265	139,083
Kumho Tire Co., Inc.*	4,286	17,498
LG Fashion Corp.	2,915	70,468
Nexen Tire Corp.	5,030	30,357
Samchuly Bicycle Co., Ltd.	1,318	13,926
Sejong Industrial Co., Ltd.	950	9,837
SL Corp.	1,560	15,559
Ssangyong Motor Co.*	950	11,242
Sungwoo Hitech Co., Ltd.	2,396	33,315
Woongjin Chemical Co., Ltd.*	41,440	43,959

Total Consumer Cyclicals		624,048

Consumer Staples - 4.7%
CJ Internet Corp.	2,483	24,661
Daesang Corp.*	2,890	21,570
Halim Co., Ltd.*	7,243	19,713
Hanil E-Wha Co., Ltd.	3,280	22,623
Kook Soon Dang Brewery Co., Ltd.	1,349	18,757
ON*Media Corp.*	10,660	27,482
Paradise Co., Ltd.	8,299	22,938
Tera Resource Co., Ltd.*	23,981	14,594

Total Consumer Staples		172,338

Financials - 12.9%
Daishin Securities Co., Ltd.	6,538	81,236
Eugene Investment & Securities Co., Ltd.*	72,376	46,188
Hanwha Securities Co., Ltd.	8,383	56,686
HMC Investment Securities Co., Ltd.*	2,400	36,921
KTB Securities Co., Ltd.*	8,790	27,230
Kyobo Securities Co., Ltd.	2,540	19,516
Meritz Fire & Marine Insurance Co., Ltd.	14,133	87,445
Meritz Securities Co., Ltd.*	28,830	24,612
NH Investment & Securities Co., Ltd.	3,810	31,947
SK Securities Co., Ltd.	30,480	58,869

Total Financials		470,650

Health Care - 0.7%
Bukwang Pharmaceutical Co., Ltd.	2,154	23,760

Technology - 13.6%
Atto Co., Ltd.*	3,484	20,261
Danal Co., Ltd.*	1,777	24,934
Daou Technology, Inc.	4,200	26,093
Daum Communications Corp.*	1,580	113,518
DMS Co., Ltd.*	2,229	21,290
Duksan Hi-Metal Co., Ltd.*	1,689	25,840
Hanmi Semiconductor Co., Ltd.	1,160	7,187
Jusung Engineering Co., Ltd.*	3,470	63,647
Korea Digital Communications Corp.*	10,217	29,233
KTHitel Co., Ltd.*	1,716	9,544

Schedules of Investments -
IQ South Korea Small Cap ETF (continued)

July 31, 2010 (unaudited)

	Shares	Value
Common Stocks (continued)

Technology (continued)
Neowiz Games Corp.*	1,636	$52,686
POSCO ICT Co., Ltd.*	4,541	32,664
SK Communications Co., Ltd.*	2,214	33,311
Suprema, Inc.	1,072	9,333
Wooree ETI Co., Ltd.	3,940	24,411

Total Technology		493,952

Transportation - 1.8%
Korea Line Corp.*	1,474	66,033

Total Common Stocks - 100.1%
(Cost $3,526,148)		$3,637,361

Liabilities in Excess of Other Assets - (0.1%)		(2,595)

Net Assets - 100.0%		$3,634,766

*	Non-income producing securities.

Schedules of Investments -
IQ Taiwan Small Cap ETF

July 31, 2010 (unaudited)

	Shares	Value
Common Stocks - 98.8%
Basic Materials - 17.9%
Asia Optical Co., Inc.*	15,000	$23,452
Cheng Loong Corp.	65,000	24,139
China Synthetic Rubber Corp.	42,000	40,567
Everlight Chemical Industrial Corp.	23,000	21,354
Formosan Rubber Group, Inc.	31,000	22,783
Grand Pacific Petrochemical Corp.	70,000	30,802
Great Wall Enterprise Co., Ltd.	31,000	31,006
Ho Tung Chemical Corp.*	39,000	19,717
Lien Hwa Industrial Corp.	42,000	24,642
Oriental Union Chemical Corp.	43,000	32,139
Shinkong Synthetic Fibers Corp.*	95,000	33,501
TA Chen Stainless Pipe Co., Ltd.*	36,000	24,997
Taiwan Hon Chuan Enterprise Co., Ltd.	16,000	29,760
UPC Technology Corp.*	55,000	32,526
USI Corp.*	44,000	30,072
Yieh Phui Enterprise	95,000	35,280

Total Basic Materials		456,737

Capital Goods - 29.1%
AcBel Polytech, Inc.	24,000	18,650
Aces Electronic Co., Ltd.	6,000	19,474
Asia Vital Components Co., Ltd.	17,000	20,585
BES Engineering Corp.	102,000	23,842
China Metal Products Co., Ltd.	15,000	20,503
Chong Hong Construction Co., Ltd.	14,000	28,661
Compeq Manufacturing Co., Ltd.*	67,000	18,295
Darfon Electronics Corp.	16,800	18,586
Forhouse Corp.	26,000	26,086
Gigabyte Technology Co., Ltd.	39,000	41,077
Green Energy Technology, Inc.	5,224	11,053
Hannstar Board Corp.	19,000	15,624
Holystone Enterprise Co., Ltd.	20,746	26,933
I-Chiun Precision Industry Co., Ltd.	13,000	17,384
Infortrend Technology, Inc.	17,000	22,044
Kindom Construction Co., Ltd.	24,000	17,376
LOTES Co., Ltd.	2,000	10,517
Neo Solar Power Corp.*	16,000	37,050
Phihong Technology Co., Ltd.	24,000	26,851
Radiant Opto-Electronics Corp.	32,960	44,744
Silitech Technology Corp.	7,000	19,945
Sintek Photronic Corp.*	57,000	35,043
Taiwan PCB Techvest Co., Ltd.	16,000	27,313
Tong Hsing Electronic Industries Ltd.	7,000	26,651
TXC Corp.	22,000	38,448
Unity Opto Technology Co., Ltd.*	24,000	45,014
Universal Scientific Industrial Co., Ltd.*	18,000	11,684
Wah Lee Industrial Corp.	13,000	18,966
Walsin Technology Corp.*	42,000	24,248
Yungtay Engineering Co., Ltd.	26,000	28,521

Total Capital Goods		741,168

Consumer Cyclicals - 11.7%
Altek Corp.	29,000	42,083
Ambassador Hotel	25,000	30,193
Globe Union Industrial Corp.	13,000	15,133
Hung Sheng Construction Co., Ltd.	34,000	19,152

Schedules of Investments -
IQ Taiwan Small Cap ETF (continued)

July 31, 2010 (unaudited)

	Shares	Value

Common Stocks (continued)
Consumer Cyclicals (continued)
King Slide Works Co., Ltd.	4,000	$20,410
Makalot Industrial Co., Ltd.	9,000	20,307
Merida Industry Co., Ltd.	14,000	22,763
Nien Hsing Textile Co., Ltd.	25,000	14,668
Radium Life Tech Co., Ltd.*	33,000	30,535
Sanyang Industrial Co., Ltd.*	55,000	25,832
Shinkong Textile Co., Ltd.	19,000	21,998
Tainan Spinning Co., Ltd.*	77,000	34,002

Total Consumer Cyclicals		297,076

Consumer Staples - 1.0%
Hey Song Corp.	34,000	26,579

Financials - 4.3%
China Bills Finance Corp.	66,000	17,919
Hung Poo Real Estate Development Corp.	15,000	17,320
Masterlink Securities Corp.*	81,000	30,966
Prince Housing & Development Corp.*	56,000	26,127
Shining Building Business Co., Ltd.*	18,000	17,976

Total Financials		110,308

Health Care - 0.5%
Pihsiang Machinery Mfg. Co., Ltd.	8,000	13,357

Technology - 32.2%
Ali Corp.	18,000	29,379
Alpha Networks, Inc.	22,000	16,752
Arcadyan Technology Corp.	5,000	10,392
Asrock, Inc.*	4,000	15,417
Aurora Corp.	9,000	14,998
AV TECH Corp.	4,000	11,397
CyberLink Corp.	8,000	33,330
CyberTAN Technology, Inc.	26,000	28,237
D-Link Corp.	50,000	38,541
Elite Semiconductor Memory Technology, Inc.	19,000	36,466
Elitegroup Computer Systems Co., Ltd.	52,000	19,311
Formosa Epitaxy, Inc.	26,000	35,945
Gemtek Technology Corp.*	21,000	28,606
Getac Technology Corp.	28,000	18,175
Global Mixed-Mode Technology, Inc.	6,000	26,683
Greatek Electronics, Inc.	42,000	41,419
Inventec Appliances Corp.	16,000	13,232
ITE Technology, Inc.	13,000	22,313
ITEQ Corp.	22,000	33,367
Jess-Link Products Co., Ltd.*	9,000	30,053
King Yuan Electronics Co., Ltd.*	96,000	43,141
Kinpo Electronics, Inc.*	112,000	32,191
Opto Tech Corp.	36,000	25,390
Ralink Technology Corp.	10,200	36,925
Senao International Co., Ltd.	8,000	11,896
Sonix Technology Co., Ltd.	11,000	22,382
Sunplus Technology Co., Ltd.*	36,000	26,795
Sunrex Technology Corp.	16,000	15,704
Unizyx Holding Corp.	31,000	18,575
Visual Photonics Epitaxy Co., Ltd.*	9,000	19,380

Schedules of Investments -
IQ Taiwan Small Cap ETF (continued)

July 31, 2010 (unaudited)

	Shares	Value

Common Stocks (continued)
Technology (continued)
Wistron NeWeb Corp.	14,000	$27,744
Yosun Industrial Corp.	21,000	35,062

Total Technology		819,198

Transportation - 2.1%
Eastern Media International*	59,000	15,227
First Steamship Co., Ltd.	10,000	17,008
Shih Wei Navigation Co., Ltd.*	14,000	20,011

Total Transportation		52,246

Total Common Stocks - 98.8%
(Cost $2,500,878)		$2,516,669

Other Assets in Excess of Liabilities - 1.2%		31,760

Net Assets - 100.0%		$2,548,429

*	Non-income producing securities.

The Funds utilized various inputs in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels as follows:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (included quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ investments at July 31, 2010:

IQ Hedge Multi-Strategy Tracker ETF	Level 1	Level 2	Level 3
Investment Companies*	$85,366,818	$-	$-
Other Financial Instruments**	-	(1,393,488)	-

Total	$85,366,818	$(1,393,488)	$-

IQ Hedge Macro Tracker ETF
Investment Companies*	$15,015,492	$-	$-
Other Financial Instruments**	-	(271,895)	-

Total	$15,015,492	$(271,895)	$-

IQ Real Return Hedged ETF
Investment Companies*	$8,764,413	$-	$-

Total	$8,764,413	$-	$-

IQ Global Resources ETF
Common Stocks†	$14,312,228	$-	$-
Other Financial Instruments**	-	(94,755)	-

Total	$14,312,228	$(94,755)	-

IQ Merger Arbitrage ETF
Common Stocks*	$15,679,222	$-	$-
Other Financial Instruments**	-	(105,025)	-

Total	$15,679,222	$(105,025)	$-

IQ Australia Small Cap ETF
Common Stocks*	$7,945,764	$-	$-

Total	$7,945,764	$-	$-

IQ Canada Small Cap ETF
Common Stocks*	$8,506,215	$-	$-

Total	$8,506,215	$-	$-

IQ South Korea Small Cap ETF
Common Stocks*	$3,637,361	$-	$-

Total	$3,637,361	$-	$-

IQ Taiwan Small Cap ETF
Common Stocks*	$2,516,669	$-	$-
Other Financial Instruments**	-	11,684	-

Total	$2,516,669	$11,684	$-

*	Please refer to the Schedule of Investments to view securities segregated by industry type.
**	Derivative instruments, including swap transactions and futures contracts, are valued at the net unrealized appreciation (depreciation) on the instrument.
†	Please refer to the Schedule of Investments to view securities segregated by country.

At July 31, 2010, the cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes were as follows:

		Gross	Gross	Net Unrealized
		Unrealized	Unrealized	Appreciation/
Fund	Cost	Appreciation	Depreciation	(Depreciation)

IQ Hedge Multi-Strategy Tracker ETF	$80,679,352	$4,687,466	$-	$4,687,466

IQ Hedge Macro Tracker ETF	14,113,295	902,197	-	902,197

IQ Real Return Inflation Hedged ETF	8,763,042	3,918	2,547	1,371

IQ Global Resources ETF	14,073,467	457,727	218,966	238,761

IQ Merger Arbitrage ETF	15,584,342	302,158	206,979	95,180

IQ Australia Small Cap ETF	8,893,553	247,640	1,195,429	(947,789)

IQ Canada Small Cap ETF	9,026,910	305,798	826,493	(520,695)

IQ South Korea Small Cap ETF	3,526,233	293,133	182,005	111,128

IQ Taiwan Small Cap ETF	2,500,878	90,979	75,188	15,791

The differences between book and tax basis cost of investments and net unrealized appreciation (depreciation) are primarily attributable to wash sale loss deferrals and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies held at July 31, 2010.

Item 2. Controls and Procedures.

(a)

The Registrant’s Chief Executive Officer and Chief Financial Officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b)

There were no changes in the Registrant’s internal controls that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under then 1940 Act (17 CFR 270.30a-2(a)). Filed hereto.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	IndexIQ ETF Trust

By:	/s/ Adam S. Patti

Adam S. Patti
Principal Executive Officer

Date:	September 24, 2010

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam S. Patti

Adam S. Patti
Principal Executive Officer

Date:	September 24, 2010

By:	/s/ David L. Fogel

David L. Fogel
Principal Financial Officer

Date:	September 24, 2010